Leases (Details Textual) - ARS ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis of finance lease payments receivable [line items]
Rent expense	$ 188,000,000	$ 310,600,000	$ 254,700,000
Anta Agreement [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Rent expense	$ 51,000,000	$ 64,000,000	$ 20,000,000
Percentage of rent fees	10.00%